BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 3,649,332	$ 3,974,536	$ 3,313,265
Certificates of deposit	1,671,004	263,269	262,314
Accounts receivable less allowance for doubtful accounts of $77,067 at September 30, 2018 and $77,067 at December 31, 2017	1,510,630	1,861,949	1,502,030
Inventory	1,949,403	1,658,681	1,353,703
Tax receivable			172,457
Prepaid expenses	348,085	170,739	175,955
TOTAL CURRENT ASSETS	9,128,454	7,929,174	6,779,724
Property and equipment, net	821,313	836,283	932,092
Patents, net of accumulated amortization of $229,693 and $203,768 at September 30, 2018 and December 31, 2017, respectively	595,754	483,821	426,943
Other assets	31,582	31,582	31,490
TOTAL ASSETS	10,577,103	9,280,860	8,170,249
CURRENT LIABILITIES
Deferred capital gain - current	9,383	22,481	22,481
Accounts payable	591,919	454,398	772,428
Accrued expenses	627,237	658,060	417,357
Accrued payroll and related taxes	121,203	334,903	177,018
Accrued tax liability	55,002	115,854
TOTAL CURRENT LIABILITIES	1,404,744	1,585,696	1,389,284
Deferred capital gain - long term		3,762	22,496
Deferred tax liability	32,509	21,675	82,422
TOTAL LIABILITIES	1,437,253	1,611,133	1,494,202
STOCKHOLDERS' EQUITY
Common stock, $0.01 par value; 75,000,000 shares authorized, 40,932,445 and 40,731,529 shares issued, 38,195,214 and 37,994,298 shares outstanding at September 30, 2018 and December 31, 2017, respectively	409,324	407,315	405,584
Additional paid-in capital	4,419,129	4,216,718	4,129,726
Retained earnings	4,655,601	3,389,898	2,484,941
Stockholder equity before treasury stock	9,484,054	8,013,931	7,020,251
Less: Treasury stock, 2,737,231 shares at September 30, 2018 and December 31, 2017	(344,204)	(344,204)	(344,204)
TOTAL STOCKHOLDERS' EQUITY	9,139,850	7,669,727	6,676,047
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,577,103	$ 9,280,860	$ 8,170,249